Condensed Consolidated Statements of Changes in Equity (Unaudited) (Parentheticals) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Statement of Stockholders' Equity [Abstract]
Issuance costs	$ 383	$ 49